Expenses by Nature (Details) - Schedule of Expenses by Nature - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Expenses by Nature (Details) - Schedule of Expenses by Nature [Line Items]
Depreciation and amortization	R$ 88,491	R$ 82,614	R$ 110,004
Personnel expenses	87,259	99,421	65,759
Expenses with service provider	198,840	172,630	199,736
Leasing	32,836	28,609	11,765
Cost of agricultural products	370,222	284,694	53,684
Fair value of adjustment of agricultural products	148,260	508,496	316,636
Freight and storage	33,861	33,123	24,740
Allowance for doubtful accounts	2,093	20	151
Sale of farm	170	7,195
Maintenance, travel expenses and others	30,993	25,432	21,473
Total	993,025	1,242,234	803,948
Cost of products sold [Member]
Expenses by Nature (Details) - Schedule of Expenses by Nature [Line Items]
Depreciation and amortization	87,363	81,324	109,023
Personnel expenses	36,170	56,924	30,293
Expenses with service provider	192,050	166,772	193,254
Leasing	32,274	28,267	11,368
Cost of agricultural products	370,222	284,694	53,684
Fair value of adjustment of agricultural products	148,260	508,496	316,636
Freight and storage
Allowance for doubtful accounts
Sale of farm
Maintenance, travel expenses and others	19,886	16,211	14,887
Total	886,225	1,142,688	729,145
Selling expenses [Member]
Expenses by Nature (Details) - Schedule of Expenses by Nature [Line Items]
Depreciation and amortization
Personnel expenses	4,884	3,240	3,060
Expenses with service provider
Leasing
Cost of agricultural products
Fair value of adjustment of agricultural products
Freight and storage	33,861	33,123	24,740
Allowance for doubtful accounts	2,093	20	151
Sale of farm	170	7,195
Maintenance, travel expenses and others
Total	41,008	43,578	27,951
General and administrative expenses [Member]
Expenses by Nature (Details) - Schedule of Expenses by Nature [Line Items]
Depreciation and amortization	1,128	1,290	981
Personnel expenses	46,205	39,257	32,406
Expenses with service provider	6,790	5,858	6,482
Leasing	562	342	397
Cost of agricultural products
Fair value of adjustment of agricultural products
Freight and storage
Allowance for doubtful accounts
Sale of farm
Maintenance, travel expenses and others	11,107	9,221	6,586
Total	R$ 65,792	R$ 55,968	R$ 46,852